ARTISAN PARTNERS FUNDS, INC.

Artisan Small Cap Fund (the “Fund”)

SUPPLEMENT DATED 31 JULY 2023 TO THE
FUND’s prospectus ANd statement of additional information
current as of the date hereof

Effective 1 August 2023, the prospectus and statement of additional information (“SAI”) are updated as follows:

1.	The following table replaces the table under the subheading “Portfolio Management” in the Fund Summary for the Fund on page 94 of the prospectus in its entirety:

Portfolio Managers	Title	Length of Service
Craigh A. Cepukenas	Managing Director and Co-Lead Portfolio Manager, Artisan Partners	Since September 2004
Jay C. Warner	Managing Director and Co-Lead Portfolio Manager, Artisan Partners	Since January 2022
James D. Hamel	Managing Director and Portfolio Manager, Artisan Partners	Since October 2009
Matthew H. Kamm	Managing Director and Portfolio Manager, Artisan Partners	Since January 2010
Jason L. White	Managing Director and Portfolio Manager, Artisan Partners	Since January 2011

2.	The following information replaces the information regarding the Fund under the heading “Organization, Management and Management Fees—Portfolio Managers” on page 148 of the prospectus in its entirety:

Artisan Small Cap Fund	Craigh A. Cepukenas, CFA Jay C. Warner, CFA James D. Hamel, CFA Matthew H. Kamm, CFA Jason L. White, CFA	Co-Lead Portfolio Manager Co-Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager

3.	The following paragraphs replace the corresponding paragraphs under the heading “Organization, Management and Management Fees—Portfolio Managers” starting on page 148 of the prospectus in their entirety:

Craigh A. Cepukenas, CFA—Mr. Cepukenas is a Managing Director of Artisan Partners. He joined Artisan Partners in October 1995 as an analyst working on Artisan Small Cap Fund. Prior to becoming Co-Lead Portfolio Manager of Artisan Small Cap Fund in September 2013, he had been Portfolio Manager of the Fund since September 2004. Prior to becoming Portfolio Manager of Artisan Global Opportunities Fund and Artisan Mid Cap Fund in September 2013, Mr. Cepukenas had worked with Messrs. Hamel and Kamm on the Funds since October 2009. He has been Portfolio Manager of Artisan Global Discovery Fund since its inception in August 2017. Mr. Cepukenas holds a B.S. in Economics from the University of Wisconsin-Madison and an M.B.A. from The University of Chicago Graduate School of Business

Jay C. Warner, CFA—Mr. Warner is a Managing Director of Artisan Partners. He joined Artisan Partners in May 2003 as an analyst working on the Growth team and became an Associate Portfolio Manager in February 2019. He became Co-Lead Portfolio Manager of Artisan Small Cap Fund in July 2023, and prior thereto, he was Portfolio Manager of the Fund since January 2022. He has also been Portfolio Manager of Artisan Global Discovery Fund, Artisan Global Opportunities Fund and Artisan Mid Cap Fund since January 2022. Mr. Warner holds a bachelor’s degree in accounting and a master’s degree in finance, investment and banking from the University of Wisconsin-Madison. Mr. Warner was a Certified Public Accountant

4.	The following information replaces the information regarding the Fund under the heading “Portfolio Managers” on page 39 of the SAI in its entirety:

Artisan Small Cap Fund	Craigh A. Cepukenas, CFA Jay C. Warner, CFA James D. Hamel, CFA Matthew H. Kamm, CFA Jason L. White, CFA	Co-Lead Portfolio Manager Co-Lead Portfolio Manager Portfolio Manager Portfolio Manager Portfolio Manager

Please Retain This Supplement for Future Reference